Acquisitions - Consideration Transferred and Net Assets Acquired (FY) (Details) - USD ($) $ in Thousands																						12 Months Ended
	Dec. 16, 2020	Nov. 18, 2020	Oct. 17, 2020	Oct. 16, 2020	Aug. 21, 2020	Apr. 17, 2020	Jan. 24, 2020	Jan. 16, 2020	Jan. 06, 2020	Dec. 27, 2019	Oct. 25, 2019	Aug. 20, 2019	Jun. 11, 2019	Mar. 19, 2019	Mar. 01, 2019	Feb. 21, 2019	Feb. 14, 2019	Jan. 22, 2019	Jan. 18, 2019	Jan. 16, 2019	Jan. 09, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2018
Net assets acquired:
Goodwill																						$ 668,151	$ 426,568	$ 796,218	$ 267,668
Deferred tax asset, net																								$ 1,866
2020 Acquisitions
Business Acquisition [Line Items]
Cash																						410,479
Rollover equity																						1,319
Fair value of earnout																						3,471
Total consideration																						415,269
Net assets acquired:
Cash and cash equivalents																						7,248
Accounts receivable, trade																						6,856
Other receivables																						1,778
Contract assets																						334
Prepaid expenses and other current assets																						1,185
Property and equipment																						2,441
Other non-current assets																						1,342
Intercompany (receivable)																						27
Goodwill																						240,755
Deferred tax asset, net																						235
Accounts payable																						(3,926)
Other current liabilities																						(98)
Accrued expenses and other																						(4,468)
Customer deposits																						(1,314)
Deferred tax liability, net																						(9,344)
Deferred revenue																						(1,307)
Intercompany (payable)																						(27)
Total net assets acquired																						415,269
2020 Acquisitions | Developed technology
Net assets acquired:
Intangible																						20,557
2020 Acquisitions | Customer relationships
Net assets acquired:
Intangible																						145,820
2020 Acquisitions | Trade name
Net assets acquired:
Intangible																						6,672
2020 Acquisitions | Non-compete agreements
Net assets acquired:
Intangible																						503
Remodeling
Business Acquisition [Line Items]
Cash																						25,909
Rollover equity																						0
Fair value of earnout																						2,455
Total consideration									$ 28,400													28,364
Net assets acquired:
Cash and cash equivalents																						520
Accounts receivable, trade																						3,401
Other receivables																						6
Contract assets																						85
Prepaid expenses and other current assets																						95
Property and equipment																						65
Other non-current assets																						0
Goodwill																						12,843
Deferred tax asset, net																						0
Accounts payable																						(1,564)
Other current liabilities																						0
Accrued expenses and other																						(291)
Customer deposits																						(85)
Deferred tax liability, net																						(251)
Deferred revenue																						0
Total net assets acquired																						28,364
Remodeling | Developed technology
Net assets acquired:
Intangible																						1,480
Remodeling | Customer relationships
Net assets acquired:
Intangible																						11,380
Remodeling | Trade name
Net assets acquired:
Intangible																						570
Remodeling | Non-compete agreements
Net assets acquired:
Intangible																						110
Qiigo
Business Acquisition [Line Items]
Cash																						21,564
Rollover equity								$ 600														619
Fair value of earnout																						0
Total consideration								$ 22,200														22,183
Net assets acquired:
Cash and cash equivalents																						3
Accounts receivable, trade																						321
Other receivables																						0
Contract assets																						249
Prepaid expenses and other current assets																						74
Property and equipment																						114
Other non-current assets																						757
Goodwill																						7,405
Deferred tax asset, net																						177
Accounts payable																						(148)
Other current liabilities																						0
Accrued expenses and other																						(565)
Customer deposits																						0
Deferred tax liability, net																						0
Deferred revenue																						(184)
Total net assets acquired																						22,183
Qiigo | Developed technology
Net assets acquired:
Intangible																						2,120
Qiigo | Customer relationships
Net assets acquired:
Intangible																						11,110
Qiigo | Trade name
Net assets acquired:
Intangible																						710
Qiigo | Non-compete agreements
Net assets acquired:
Intangible																						40
AlertMD
Business Acquisition [Line Items]
Cash																						21,853
Rollover equity																						0
Fair value of earnout																						0
Total consideration							$ 21,900															21,853
Net assets acquired:
Cash and cash equivalents																						0
Accounts receivable, trade																						510
Other receivables																						0
Contract assets																						0
Prepaid expenses and other current assets																						11
Property and equipment																						58
Other non-current assets																						0
Goodwill																						5,531
Deferred tax asset, net																						0
Accounts payable																						0
Other current liabilities																						0
Accrued expenses and other																						(24)
Customer deposits																						0
Deferred tax liability, net																						0
Deferred revenue																						(53)
Total net assets acquired																						21,853
AlertMD | Developed technology
Net assets acquired:
Intangible																						2,030
AlertMD | Customer relationships
Net assets acquired:
Intangible																						13,490
AlertMD | Trade name
Net assets acquired:
Intangible																						260
AlertMD | Non-compete agreements
Net assets acquired:
Intangible																						40
Invoice Simple
Business Acquisition [Line Items]
Cash																						32,507
Rollover equity																						0
Fair value of earnout																						0
Total consideration						$ 32,500																32,507
Net assets acquired:
Cash and cash equivalents																						598
Accounts receivable, trade																						688
Other receivables																						271
Contract assets																						0
Prepaid expenses and other current assets																						57
Property and equipment																						184
Other non-current assets																						0
Goodwill																						18,474
Deferred tax asset, net																						0
Accounts payable																						(498)
Other current liabilities																						0
Accrued expenses and other																						(412)
Customer deposits																						(1,229)
Deferred tax liability, net																						(5,360)
Deferred revenue																						(16)
Total net assets acquired																						32,507
Invoice Simple | Developed technology
Net assets acquired:
Intangible																						1,530
Invoice Simple | Customer relationships
Net assets acquired:
Intangible																						17,970
Invoice Simple | Trade name
Net assets acquired:
Intangible																						190
Invoice Simple | Non-compete agreements
Net assets acquired:
Intangible																						60
Brighter Vision
Business Acquisition [Line Items]
Cash																						17,350
Rollover equity					$ 100																	127
Fair value of earnout																						0
Total consideration					$ 17,500																	17,477
Net assets acquired:
Cash and cash equivalents																						112
Accounts receivable, trade																						2
Other receivables																						35
Contract assets																						0
Prepaid expenses and other current assets																						48
Property and equipment																						26
Other non-current assets																						9
Intercompany (receivable)																						0
Goodwill																						12,090
Deferred tax asset, net																						0
Accounts payable																						(61)
Other current liabilities																						0
Accrued expenses and other																						(210)
Deferred tax liability, net																						(1,734)
Deferred revenue																						(100)
Intercompany (payable)																						0
Total net assets acquired																						17,477
Brighter Vision | Developed technology
Net assets acquired:
Intangible																						760
Brighter Vision | Customer relationships
Net assets acquired:
Intangible																						6,150
Brighter Vision | Trade name
Net assets acquired:
Intangible																						330
Brighter Vision | Non-compete agreements
Net assets acquired:
Intangible																						20
Socius
Business Acquisition [Line Items]
Cash																						15,670
Rollover equity																						0
Fair value of earnout																						0
Total consideration				$ 15,700																		15,670
Net assets acquired:
Cash and cash equivalents																						46
Accounts receivable, trade																						908
Other receivables																						79
Contract assets																						0
Prepaid expenses and other current assets																						23
Property and equipment																						36
Other non-current assets																						0
Intercompany (receivable)																						0
Goodwill																						3,326
Deferred tax asset, net																						0
Accounts payable																						(79)
Other current liabilities																						0
Accrued expenses and other																						(450)
Deferred tax liability, net																						0
Deferred revenue																						(29)
Intercompany (payable)																						0
Total net assets acquired																						15,670
Socius | Developed technology
Net assets acquired:
Intangible																						1,350
Socius | Customer relationships
Net assets acquired:
Intangible																						9,900
Socius | Trade name
Net assets acquired:
Intangible																						520
Socius | Non-compete agreements
Net assets acquired:
Intangible																						40
Service Fusion
Business Acquisition [Line Items]
Cash																						122,333
Rollover equity																						0
Fair value of earnout																						0
Total consideration			$ 122,300																			122,333
Net assets acquired:
Cash and cash equivalents																						660
Accounts receivable, trade																						38
Other receivables																						686
Contract assets																						0
Prepaid expenses and other current assets																						192
Property and equipment																						139
Other non-current assets																						180
Intercompany (receivable)																						0
Goodwill																						93,717
Deferred tax asset, net																						0
Accounts payable																						(215)
Other current liabilities																						(57)
Accrued expenses and other																						(872)
Deferred tax liability, net																						(1,713)
Deferred revenue																						(322)
Intercompany (payable)																						0
Total net assets acquired																						122,333
Service Fusion | Developed technology
Net assets acquired:
Intangible																						2,820
Service Fusion | Customer relationships
Net assets acquired:
Intangible																						25,680
Service Fusion | Trade name
Net assets acquired:
Intangible																						1,330
Service Fusion | Non-compete agreements
Net assets acquired:
Intangible																						70
My PT Hub
Business Acquisition [Line Items]
Cash																						10,681
Rollover equity																						0
Fair value of earnout																						1,016
Total consideration		$ 11,700																				11,697
Net assets acquired:
Cash and cash equivalents																						315
Accounts receivable, trade																						7
Other receivables																						73
Contract assets																						0
Prepaid expenses and other current assets																						45
Property and equipment																						209
Other non-current assets																						19
Intercompany (receivable)																						27
Goodwill																						9,110
Deferred tax asset, net																						0
Accounts payable																						(209)
Other current liabilities																						0
Accrued expenses and other																						(162)
Deferred tax liability, net																						(286)
Deferred revenue																						(81)
Intercompany (payable)																						(27)
Total net assets acquired																						11,697
My PT Hub | Developed technology
Net assets acquired:
Intangible																						586
My PT Hub | Customer relationships
Net assets acquired:
Intangible																						1,918
My PT Hub | Trade name
Net assets acquired:
Intangible																						140
My PT Hub | Non-compete agreements
Net assets acquired:
Intangible																						13
Updox
Business Acquisition [Line Items]
Cash																						142,527
Rollover equity	$ 600																					573
Fair value of earnout																						0
Total consideration	$ 143,100																					143,100
Net assets acquired:
Cash and cash equivalents																						4,994
Accounts receivable, trade																						981
Other receivables																						628
Contract assets																						0
Prepaid expenses and other current assets																						640
Property and equipment																						1,610
Other non-current assets																						377
Intercompany (receivable)																						0
Goodwill																						78,259
Deferred tax asset, net																						58
Accounts payable																						(1,152)
Other current liabilities																						(41)
Accrued expenses and other																						(1,482)
Customer deposits																						0
Deferred tax liability, net																						0
Deferred revenue																						(522)
Intercompany (payable)																						0
Total net assets acquired																						143,100
Updox | Developed technology
Net assets acquired:
Intangible																						7,870
Updox | Customer relationships
Net assets acquired:
Intangible																						48,150
Updox | Trade name
Net assets acquired:
Intangible																						2,620
Updox | Non-compete agreements
Net assets acquired:
Intangible																						110
Other
Business Acquisition [Line Items]
Cash																						85
Rollover equity																						0
Fair value of earnout																						0
Total consideration																						85
Net assets acquired:
Cash and cash equivalents																						0
Accounts receivable, trade																						0
Other receivables																						0
Contract assets																						0
Prepaid expenses and other current assets																						0
Property and equipment																						0
Other non-current assets																						0
Intercompany (receivable)																						0
Goodwill																						0
Deferred tax asset, net																						0
Accounts payable																						0
Other current liabilities																						0
Accrued expenses and other																						0
Customer deposits																						0
Deferred tax liability, net																						0
Deferred revenue																						0
Intercompany (payable)																						0
Total net assets acquired																						85
Other | Developed technology
Net assets acquired:
Intangible																						11
Other | Customer relationships
Net assets acquired:
Intangible																						72
Other | Trade name
Net assets acquired:
Intangible																						2
Other | Non-compete agreements
Net assets acquired:
Intangible																						$ 0
2019 Acquisitions
Business Acquisition [Line Items]
Cash																							315,876
Rollover equity																							1,736
Fair value of earnout																							1,844
Total consideration																							319,456
Net assets acquired:
Cash and cash equivalents																							5,422
Accounts receivable, trade																							4,405
Contract assets																							876
Prepaid expenses and other current assets																							4,566
Property and equipment																							3,342
Other non-current assets																							472
Goodwill																							158,410
Deferred tax asset, net																							27
Accounts payable																							(871)
Accrued expenses and other																							(12,697)
Customer deposits																							(778)
Deferred tax liability, net																							(4,295)
Deferred revenue																							(1,947)
Total net assets acquired																							319,456
2019 Acquisitions | Developed technology
Net assets acquired:
Intangible																							19,171
2019 Acquisitions | Customer relationships
Net assets acquired:
Intangible																							110,074
2019 Acquisitions | Trade name
Net assets acquired:
Intangible																							4,098
2019 Acquisitions | Non-compete agreements
Net assets acquired:
Intangible																							581
2019 Acquisitions | Government contracts
Net assets acquired:
Intangible																							28,600
AllMeds
Business Acquisition [Line Items]
Cash																							30,305
Rollover equity																							0
Fair value of earnout																							0
Total consideration																					$ 30,300		30,305
Net assets acquired:
Cash and cash equivalents																							113
Accounts receivable, trade																							1,144
Contract assets																							143
Prepaid expenses and other current assets																							2,083
Property and equipment																							76
Other non-current assets																							1
Goodwill																							15,646
Deferred tax asset, net																							0
Accounts payable																							(488)
Accrued expenses and other																							(3,901)
Customer deposits																							0
Deferred tax liability, net																							(2,423)
Deferred revenue																							(808)
Total net assets acquired																							30,305
AllMeds | Developed technology
Net assets acquired:
Intangible																							3,068
AllMeds | Customer relationships
Net assets acquired:
Intangible																							14,868
AllMeds | Trade name
Net assets acquired:
Intangible																							775
AllMeds | Non-compete agreements
Net assets acquired:
Intangible																							8
Secure Global Solutions
Business Acquisition [Line Items]
Cash																							9,319
Rollover equity																							0
Fair value of earnout																							0
Total consideration																				$ 9,300			9,319
Net assets acquired:
Cash and cash equivalents																							38
Accounts receivable, trade																							780
Contract assets																							172
Prepaid expenses and other current assets																							102
Property and equipment																							47
Other non-current assets																							89
Goodwill																							3,359
Deferred tax asset, net																							2
Accounts payable																							(6)
Accrued expenses and other																							(49)
Customer deposits																							0
Deferred tax liability, net																							0
Deferred revenue																							(115)
Total net assets acquired																							9,319
Secure Global Solutions | Developed technology
Net assets acquired:
Intangible																							600
Secure Global Solutions | Customer relationships
Net assets acquired:
Intangible																							4,000
Secure Global Solutions | Trade name
Net assets acquired:
Intangible																							300
Secure Global Solutions | Non-compete agreements
Net assets acquired:
Intangible																							0
HSR-FL
Business Acquisition [Line Items]
Cash																							971
Rollover equity																							0
Fair value of earnout																							0
Total consideration																			$ 1,000				971
Net assets acquired:
Cash and cash equivalents																							0
Accounts receivable, trade																							40
Contract assets																							28
Prepaid expenses and other current assets																							0
Property and equipment																							0
Other non-current assets																							0
Goodwill																							212
Deferred tax asset, net																							0
Accounts payable																							0
Accrued expenses and other																							0
Customer deposits																							(326)
Deferred tax liability, net																							0
Deferred revenue																							0
Total net assets acquired																							971
HSR-FL | Developed technology
Net assets acquired:
Intangible																							0
HSR-FL | Customer relationships
Net assets acquired:
Intangible																							1,017
HSR-FL | Trade name
Net assets acquired:
Intangible																							0
HSR-FL | Non-compete agreements
Net assets acquired:
Intangible																							0
Saber Marketing
Business Acquisition [Line Items]
Cash																							627
Rollover equity																							0
Fair value of earnout																							0
Total consideration																		$ 600					627
Net assets acquired:
Cash and cash equivalents																							0
Accounts receivable, trade																							1
Contract assets																							23
Prepaid expenses and other current assets																							2
Property and equipment																							0
Other non-current assets																							0
Goodwill																							143
Deferred tax asset, net																							5
Accounts payable																							0
Accrued expenses and other																							0
Customer deposits																							0
Deferred tax liability, net																							0
Deferred revenue																							(254)
Total net assets acquired																							627
Saber Marketing | Developed technology
Net assets acquired:
Intangible																							0
Saber Marketing | Customer relationships
Net assets acquired:
Intangible																							707
Saber Marketing | Trade name
Net assets acquired:
Intangible																							0
Saber Marketing | Non-compete agreements
Net assets acquired:
Intangible																							0
Studio Director
Business Acquisition [Line Items]
Cash																							47,445
Rollover equity																							0
Fair value of earnout																							0
Total consideration																	$ 47,400						47,445
Net assets acquired:
Cash and cash equivalents																							325
Accounts receivable, trade																							0
Contract assets																							244
Prepaid expenses and other current assets																							11
Property and equipment																							0
Other non-current assets																							0
Goodwill																							25,803
Deferred tax asset, net																							1
Accounts payable																							0
Accrued expenses and other																							(305)
Customer deposits																							(139)
Deferred tax liability, net																							0
Deferred revenue																							(25)
Total net assets acquired																							47,445
Studio Director | Developed technology
Net assets acquired:
Intangible																							950
Studio Director | Customer relationships
Net assets acquired:
Intangible																							20,150
Studio Director | Trade name
Net assets acquired:
Intangible																							300
Studio Director | Non-compete agreements
Net assets acquired:
Intangible																							130
33 Mile Radius
Business Acquisition [Line Items]
Cash																							9,199
Rollover equity																$ 400							359
Fair value of earnout																							0
Total consideration																$ 9,600							9,558
Net assets acquired:
Cash and cash equivalents																							228
Accounts receivable, trade																							18
Contract assets																							0
Prepaid expenses and other current assets																							60
Property and equipment																							0
Other non-current assets																							3
Goodwill																							3,460
Deferred tax asset, net																							0
Accounts payable																							(37)
Accrued expenses and other																							(314)
Customer deposits																							0
Deferred revenue																							0
Total net assets acquired																							9,558
33 Mile Radius | Developed technology
Net assets acquired:
Intangible																							480
33 Mile Radius | Customer relationships
Net assets acquired:
Intangible																							5,440
33 Mile Radius | Trade name
Net assets acquired:
Intangible																							170
33 Mile Radius | Non-compete agreements
Net assets acquired:
Intangible																							50
33 Mile Radius | Government contracts
Net assets acquired:
Intangible																							0
eProvider Solutions
Business Acquisition [Line Items]
Cash																							8,808
Rollover equity																							0
Fair value of earnout																							0
Total consideration															$ 8,800								8,808
Net assets acquired:
Cash and cash equivalents																							0
Accounts receivable, trade																							352
Contract assets																							0
Prepaid expenses and other current assets																							32
Property and equipment																							0
Other non-current assets																							1
Goodwill																							3,312
Deferred tax asset, net																							0
Accounts payable																							(25)
Accrued expenses and other																							(114)
Customer deposits																							0
Deferred revenue																							0
Total net assets acquired																							8,808
eProvider Solutions | Developed technology
Net assets acquired:
Intangible																							800
eProvider Solutions | Customer relationships
Net assets acquired:
Intangible																							4,200
eProvider Solutions | Trade name
Net assets acquired:
Intangible																							200
eProvider Solutions | Non-compete agreements
Net assets acquired:
Intangible																							50
eProvider Solutions | Government contracts
Net assets acquired:
Intangible																							0
CollaborateMD
Business Acquisition [Line Items]
Cash																							76,197
Rollover equity																							0
Fair value of earnout																							0
Total consideration														$ 76,200									76,197
Net assets acquired:
Cash and cash equivalents																							232
Accounts receivable, trade																							175
Contract assets																							35
Prepaid expenses and other current assets																							929
Property and equipment																							1,205
Other non-current assets																							101
Goodwill																							40,196
Deferred tax asset, net																							0
Accounts payable																							(227)
Accrued expenses and other																							(2,202)
Customer deposits																							(27)
Deferred revenue																							0
Total net assets acquired																							76,197
CollaborateMD | Developed technology
Net assets acquired:
Intangible																							6,100
CollaborateMD | Customer relationships
Net assets acquired:
Intangible																							28,800
CollaborateMD | Trade name
Net assets acquired:
Intangible																							800
CollaborateMD | Non-compete agreements
Net assets acquired:
Intangible																							80
CollaborateMD | Government contracts
Net assets acquired:
Intangible																							0
Security Information Systems
Business Acquisition [Line Items]
Cash																							67,246
Rollover equity																							0
Fair value of earnout																							62
Total consideration													$ 67,300										67,308
Net assets acquired:
Cash and cash equivalents																							145
Accounts receivable, trade																							1,608
Contract assets																							216
Prepaid expenses and other current assets																							115
Property and equipment																							46
Other non-current assets																							0
Goodwill																							29,171
Deferred tax asset, net																							15
Accounts payable																							(3)
Accrued expenses and other																							(238)
Customer deposits																							(247)
Deferred revenue																							(570)
Total net assets acquired																							67,308
Security Information Systems | Developed technology
Net assets acquired:
Intangible																							4,450
Security Information Systems | Customer relationships
Net assets acquired:
Intangible																							3,400
Security Information Systems | Trade name
Net assets acquired:
Intangible																							600
Security Information Systems | Non-compete agreements
Net assets acquired:
Intangible																							0
Security Information Systems | Government contracts
Net assets acquired:
Intangible																							28,600
American Service Finance
Business Acquisition [Line Items]
Cash																							33,179
Rollover equity																							0
Fair value of earnout																							0
Total consideration												$ 33,200											33,179
Net assets acquired:
Cash and cash equivalents																							2,530
Accounts receivable, trade																							85
Contract assets																							0
Prepaid expenses and other current assets																							566
Property and equipment																							1,793
Other non-current assets																							277
Goodwill																							19,717
Deferred tax asset, net																							0
Accounts payable																							0
Accrued expenses and other																							(3,189)
Customer deposits																							0
Deferred revenue																							0
Total net assets acquired																							33,179
American Service Finance | Developed technology
Net assets acquired:
Intangible																							350
American Service Finance | Customer relationships
Net assets acquired:
Intangible																							10,600
American Service Finance | Trade name
Net assets acquired:
Intangible																							450
American Service Finance | Non-compete agreements
Net assets acquired:
Intangible																							0
American Service Finance | Government contracts
Net assets acquired:
Intangible																							0
Jimmy Marketing
Business Acquisition [Line Items]
Cash																							7,077
Rollover equity																							0
Fair value of earnout																							0
Total consideration												$ 7,100											7,077
Net assets acquired:
Cash and cash equivalents																							0
Accounts receivable, trade																							134
Contract assets																							15
Prepaid expenses and other current assets																							410
Property and equipment																							0
Other non-current assets																							0
Goodwill																							3,491
Deferred tax asset, net																							1
Accounts payable																							(3)
Accrued expenses and other																							(492)
Customer deposits																							(39)
Deferred tax liability, net																							0
Deferred revenue																							(100)
Total net assets acquired																							7,077
Jimmy Marketing | Developed technology
Net assets acquired:
Intangible																							0
Jimmy Marketing | Customer relationships
Net assets acquired:
Intangible																							3,390
Jimmy Marketing | Trade name
Net assets acquired:
Intangible																							120
Jimmy Marketing | Non-compete agreements
Net assets acquired:
Intangible																							150
Jimmy Marketing | Government contracts
Net assets acquired:
Intangible																							0
ClubWise
Business Acquisition [Line Items]
Cash																							15,454
Rollover equity											$ 1,400												1,377
Fair value of earnout																							1,782
Total consideration											$ 18,600												18,613
Net assets acquired:
Cash and cash equivalents																							1,428
Accounts receivable, trade																							68
Contract assets																							0
Prepaid expenses and other current assets																							236
Property and equipment																							153
Other non-current assets																							0
Goodwill																							9,409
Deferred tax asset, net																							0
Accounts payable																							(82)
Accrued expenses and other																							(1,708)
Customer deposits																							0
Deferred tax liability, net																							(1,872)
Deferred revenue																							0
Total net assets acquired																							18,613
ClubWise | Developed technology
Net assets acquired:
Intangible																							1,613
ClubWise | Customer relationships
Net assets acquired:
Intangible																							9,032
ClubWise | Trade name
Net assets acquired:
Intangible																							323
ClubWise | Non-compete agreements
Net assets acquired:
Intangible																							13
ClubWise | Government contracts
Net assets acquired:
Intangible																							0
RoofSnap
Business Acquisition [Line Items]
Cash																							10,049
Rollover equity																							0
Fair value of earnout																							0
Total consideration										$ 10,000													10,049
Net assets acquired:
Cash and cash equivalents																							383
Accounts receivable, trade																							0
Contract assets																							0
Prepaid expenses and other current assets																							20
Property and equipment																							22
Other non-current assets																							0
Goodwill																							4,491
Deferred tax asset, net																							3
Accounts payable																							0
Accrued expenses and other																							(185)
Customer deposits																							0
Deferred tax liability, net																							0
Deferred revenue																							(75)
Total net assets acquired																							10,049
RoofSnap | Developed technology
Net assets acquired:
Intangible																							760
RoofSnap | Customer relationships
Net assets acquired:
Intangible																							4,470
RoofSnap | Trade name
Net assets acquired:
Intangible																							60
RoofSnap | Non-compete agreements
Net assets acquired:
Intangible																							100
RoofSnap | Government contracts
Net assets acquired:
Intangible																							$ 0